Net Parent Company Investment and Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Net Parent Company Investment and Related Party Transactions

18. Net Parent Company Investment and Related Party Transactions

Related Party Transactions and Cash Management Prior to the Spin-Off: MFS does not enter into transactions with related parties to purchase and/or sell goods or services in the ordinary course of business. Transactions between MFS and MTW are reflected in Net Parent Company Investment in the consolidated (condensed) balance sheets and in the consolidated (condensed) statements of cash flows as a financing activity in “Net transactions with MTW”. Prior to the Spin-Off, MFS participated in MTW’s centralized cash management program in which cash was swept each day and held in a centralized account at the corporate level.

Net Parent Company Investment and Corporate Cost Allocations Prior to the Spin-Off: Prior to the Spin-Off, MTW performed certain general and corporate functions on MFS’ behalf. The related costs included, but were not limited to, accounting, treasury, tax, legal, human resources, audit, and information technology (“general corporate expenses”). For purposes of preparing the combined financial statements for periods prior to the Spin-Off these costs were allocated on a basis of direct usage, where identifiable, or through the use of allocation methodologies based on percentage of sales, headcount, or other methodologies deemed appropriate by management. These general corporate expenses were included within “Selling, general and administrative” costs and Net Parent Company Investment, accordingly. Management believes the assumptions associated with allocating these costs are reasonable. Nevertheless, the combined financial statements may not include all of the actual expense that would have been incurred and may not represent MFS’ results of operations, financial position, or cash flows had it been a stand-alone company during the periods prior to the Spin-Off. Actual costs that would have been incurred if MFS had been a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure. General corporate expenses allocated to MFS during the three and six months ended June 30, 2016, and 2015 were $0.0 million and $5.2 million and $1.6 million and $13.1 million, respectively.

None of MTW’s debt has been reflected in the consolidated (condensed) balance sheet of MFS as of December 31, 2015, because MFS was not a party to the obligations between MTW and the debt holders. No financing costs or interest expense associated with MTW’s debt has been allocated to the consolidated (condensed) financial statements for periods prior to the Spin-Off.

All significant intercompany transactions between MFS and MTW, have been included within Net Parent Company Investment in the consolidated (condensed) balance sheet related to the period ended December 31, 2015. The total effect of the settlement of these intercompany transactions is reflected as a financing activity in the consolidated (condensed) statements of cash flows. However, the interest income and expense related to the notes with MTW is presented on a net basis in the consolidated (condensed) statements of operations. There was no interest income on the notes with MTW during the three and six months ended June 30, 2016. Interest income on the notes with MTW was $4.6 million and $9.3 million for the three and six months ended June 30, 2015, respectively. Interest expense on the notes with MTW was $0.1 million for the six months ended June 30, 2016. There was no interest expense on the notes with MTW during the six months ended June 30, 2015.

The notes receivable balance from MTW as of the year ended December 31, 2015 was $70.8 million. The notes payable balance to MTW as of the year ended December 31, 2015 was $9.9 million.

Guarantees Prior to the Spin-Off: Certain of MTW’s subsidiaries, which includes selected entities that are part of MFS, entered into guarantee agreements with MTW’s lenders whereby these subsidiaries guaranteed the obligations under, and/or pledged their assets as collateral, with respect to such MTW debt. However, none of these MFS subsidiaries were named as obligors in the debt agreements held in the name of MTW. For that reason, MTW did not historically allocate debt balances and/or charge out third-party debt related expenses to MFS.

Post Spin-Off Activity: In connection with the Spin-Off, the Company entered into a series of agreements with MTW which are intended to govern the relationship between MFS and MTW and to facilitate an orderly separation of MFS from MTW. These agreements include a Master Separation and Distribution Agreement (“Separation Agreement”), Transition Services Agreement (“TSA”), Employee Matters Agreement, Intellectual Property Matters Agreement, and Tax Matters Agreement.

In accordance with the Separation Agreement, at the time of the Spin-Off, MTW contributed its net investment in MFS and certain assets and liabilities in exchange for a $1,362.0 million cash distribution which was funded through the long-term debt incurred by MFS. In addition, separation related adjustments are included in additional paid-in capital (deficit) on the consolidated (condensed) balance sheet consisting of net liabilities assumed by MFS related to the pension plans of $21.5 million, post-retirement medical obligations of $6.8 million, income taxes payable of $0.6 million and $47.4 million of other comprehensive income related to pension and currency translation, net of tax.

The Separation Agreement included provisions on the allocation of assets and liabilities between legal entities that were being split into a separate MTW and MFS legal entity as part of the Spin-Off. The Separation Agreement also included provisions on the split of joint administrative costs that were incurred post Spin-Off.

Under the TSA, MFS and MTW will provide each other certain specified services on a transitional basis, including, among others, payroll and other human resource services, information systems, insurance, legal, finance and other corporate services, as well as procurement and sourcing support. The charges for the transition services are generally intended to allow the providing company to fully recover the allocated direct costs of providing the services, plus all out-of-pocket costs and expenses, generally without profit except where required by local law. MFS anticipates that it will generally be in a position to complete the transition of most services on or before 24 months following the date of the Spin-Off. The expenses related to the TSA through June 30, 2016 were immaterial.

23. Net Parent Company Investment and Related Party Transactions

Related Party Transactions and Cash Management: MFS does not enter into transactions with related parties to purchase and/or sell goods or services in the ordinary course of business. Transactions between MFS and MTW (including MTW’s Crane business) are reflected in Net Parent Company Investment in the combined balance sheets and in the combined statements of cash flows as a financing activity in “Net transfers transactions with MTW”. MFS participated in MTW’s centralized cash management program in which cash was swept each day and held in a centralized account at the corporate level. Cash held in these centralized accounts has not been allocated to MFS. The only cash reflected in the combined balance sheets is that which is held directly by specific MFS entities.

Net Parent Company Investment and Corporate Cost Allocations: Historically, MTW performed certain general and corporate functions on MFS’ behalf. These costs include, but are not limited to, accounting, treasury, tax, legal, human resources, audit, and information technology (“general corporate expenses”). For purposes of preparing the combined financial statements these costs have been allocated on a basis of direct usage, where identifiable, or through the use of allocation methodologies based on percentage of sales, headcount, or other methodologies deemed appropriate by management. These general corporate expenses are included within “Engineering, selling, and administrative” costs and Net Parent Company Investment, accordingly. Management believes the assumptions associated with allocating these costs are reasonable. Nevertheless, the combined financial statements may not include all of the actual expense that would have been incurred and may not represent MFS’ results of operations, financial position, or cash flows had it been a stand-alone company during the periods presented. Actual costs that would have been incurred if MFS had been a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure. General corporate expenses allocated to MFS during the fiscal years ended December 31, 2015, 2014 and 2013 were $24.6 million, $22.1 million and $26.3 million, respectively.

None of MTW’s debt has been reflected in the combined balance sheet of MFS, because MFS is not a party to the obligation between MTW and the debt holders. No financing costs or interest expense associated with MTW’s debt has been allocated to the combined financial statements.

All significant intercompany transactions between MFS and MTW (including MTW’s Cranes business), have been included within Net Parent Company Investment in the combined balance sheets. The total effect of the settlement of these intercompany transactions is reflected as a financing activity in the combined statements of cash flows. However, the interest income and expense related to the notes with MTW is presented on a net basis in the combined statement of operations. Interest income on the notes with MTW for the years ended December 31, 2015, 2014, and 2013, is net of interest expense on the notes with MTW of $0.6 million, $1.3 million, and $0.6 million, respectively. The notes receivable balances from MTW as of the years ended December 31, 2015, 2014, and 2013, were $70.8 million, $273.9 million, and $248.3 million, respectively. The notes payable balances to MTW as of December 31, 2015, 2014, and 2013, were $9.9 million, $6.2 million, and $12.4 million, respectively.

Guarantees: Certain of MTW’s subsidiaries, which includes selected entities that are part of MFS, entered into guarantee agreements with MTW’s lenders whereby these subsidiaries guaranteed the obligations under, and/or pledged their assets as collateral, with respect to such MTW debt. However, none of these MFS subsidiaries were named as obligors in the debt agreements held in the name of MTW. For that reason, MTW did not historically allocate debt balances and/or charge out third-party debt related expenses to MFS.